Cover	Apr. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	811-08266
Entity Registrant Name	The India Fund, Inc.
Entity Central Index Key	0000917100
Entity Tax Identification Number	13-3749070
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	522-5465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock of Beneficial Interest
Title of 12(b) Security	Common Stock of Beneficial Interest
Trading Symbol	IFN
Security Exchange Name	NYSE
Rights to Purchase Common Stock
Title of 12(b) Security	Rights to Purchase Common Stock
Trading Symbol	IFN.RT
Security Exchange Name	NYSE